Equity (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Issuances And Conversions Of Shares

Below is a summary of the issuances and conversions of shares during 2019, 2018 and 2017, after giving effect to the share split mentioned before:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares
As of January 1, 2017	325,011,655	159,906,862	484,918,517
Transfer of classes	(49,011,642)	49,011,642	—

As of December 31, 2017	276,000,013	208,918,504	484,918,517
Issued for cash	—	24,328,617	24,328,617
Transfer of classes	(20,867,198)	20,867,198	—

As of December 31, 2018	255,132,815	254,114,319	509,247,134
Corporate reorganization	30,807,911	(30,807,911)	—
Transfer of classes	25,687,428	(25,687,428)	—
Initial public offering	42,553,192	—	42,553,192

As of December 31, 2019	354,181,346	197,618,980	551,800,326

Summary Of Dividends Distribution

The proposal and payment of dividends recorded in the Company’s financial statements, subject to the approval of the shareholders in General Meetings, is detailed below:

	2019	2018	2017
Net income	1,089,485	465,330	423,541

Total dividends	500,000	200,000	314,998

At January 1	—	125,000	—
Amount recognized in the year	500,000	200,000	314,998
Dividends paid in the year	(500,000)	(325,000)	(189,998)

At December 31	—	—	125,000